CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS DEFICIT - USD ($) $ in Thousands		Total		Class A Ordinary Shares	Class B Ordinary Shares	Total deficit attributable to ordinary shareholders of the Company		Common Stock Class A Ordinary Shares		Common Stock Class B Ordinary Shares		Treasury Shares	Additional paid-in capital		Accumulated deficit		Accumulated other comprehensive loss		Noncontrolling interests
Beginning balance (in shares) at Dec. 31, 2022	[1]							288,434,474		48,960,916
Beginning balance at Dec. 31, 2022	[1]	$ (4,994)				$ (28,470)		$ 2		$ 0			$ 853,365		$ (861,372)		$ (20,465)		$ 23,476
CHANGES IN SHAREHOLDERS' DEFICIT
Net loss		(143,899)				(133,315)									(133,315)				(10,584)
Share-based compensation (Note 20)		24,866				24,866							24,866		0
Combination of a subsidiary under common control (Note 3.a)		409				409							409
Issuance of Class A ordinary shares under 2022 Share Incentive Plan (in shares)								554,575
Foreign currency translation adjustment, net of nil income taxes		6,505	[2]			7,185											7,185		(680)
Ending balance (in shares) at Dec. 31, 2023	[1]							288,989,049		48,960,916
Ending balance, treasury (in shares) at Dec. 31, 2023												0
Ending balance at Dec. 31, 2023		(117,113)	[1]			(129,325)	[1]	$ 2	[1]	$ 0	[1]	$ 0	878,640	[1]	(994,687)	[1]	(13,280)	[1]	12,212	[1]
CHANGES IN SHAREHOLDERS' DEFICIT
Net loss		(137,751)				(129,765)									(129,765)				(7,986)
Share-based compensation (Note 20)		18,515				18,515							18,515
Combination of a subsidiary under common control (Note 3.a)		(1,948)				(1,948)							(1,948)
Acquisition of Suzhou Photon-Matrix (Note 3.c)		(2,002)																	(2,002)
Acquisition of noncontrolling interests (Note 3.c)		(332)				(295)							(295)						(37)
Issuance of Class A ordinary shares under 2022 Share Incentive Plan (in shares)								7,180,061
Issuance of Class A ordinary shares under 2022 Share Incentive Plan (Note 19)		98				98							98
Repurchase of ordinary shares (in shares)								(5,003,000)				5,003,000
Repurchase of ordinary shares (Note 19)		(1,019)				(1,019)						$ (1,019)
Foreign currency translation adjustment, net of nil income taxes		$ 3,849	[2]			4,071											4,071		(222)
Ending balance (in shares) at Dec. 31, 2024				291,166,110	48,960,916			291,166,110		48,960,916
Ending balance, treasury (in shares) at Dec. 31, 2024		5,003,000										5,003,000
Ending balance at Dec. 31, 2024		$ (237,703)	[3]			(239,668)		$ 2		$ 0		$ (1,019)	895,010		(1,124,452)		(9,209)		1,965
CHANGES IN SHAREHOLDERS' DEFICIT
Net loss		(68,939)				(66,043)									(66,043)				(2,896)
Share-based compensation (Note 20)		13,341				13,341							13,341
Issuance of Class A ordinary shares under 2022 Share Incentive Plan (in shares)								8,130,272
Issuance of Class A ordinary shares under 2022 Share Incentive Plan (Note 19)		332				332							332						0
Issuance of ordinary shares upon follow-on public offering (in shares)								25,000,000
Issuance of Class A ordinary shares upon follow-on public offering (Note 19)		42,578				42,578							42,578						0
Re-designated ordinary shares from class B to Class A (in shares)								3,000,000		(3,000,000)
Re-designated ordinary shares from class B to Class A (Note 19)		0				0							0
Repurchase of ordinary shares (in shares)								(20,897,751)				20,897,751
Repurchase of ordinary shares (Note 19)		(28,985)				(28,985)						$ (28,985)
Issuance of Class A ordinary shares for convertible notes conversion (Note 18) (in shares)				4,107,146	3,000,000			4,107,146
Issuance of Class A ordinary shares for convertible notes conversion (Note 19)		7,664		$ 7,664		7,664							7,664				0
Waiver of loan receivables from a related party under common control (Note 28)		(873)				(873)							(873)
Fair value change of available-for-sale debt investment (Note 9)		(143)				(143)											(143)
Foreign currency translation adjustment, net of nil income taxes		$ (10,747)				(10,867)											(10,867)		120
Ending balance (in shares) at Dec. 31, 2025				310,505,777	45,960,916			310,505,777		45,960,916
Ending balance, treasury (in shares) at Dec. 31, 2025		25,900,751										25,900,751
Ending balance at Dec. 31, 2025		$ (283,475)				$ (282,664)		$ 2		$ 0		$ (30,004)	$ 958,052		$ (1,190,495)		$ (20,219)		$ (811)

[1]	efer to Note 2(c))
[2]	Restated (refer to Note 2(c))
[3]	Restated (refer to Note 2(c))